GOODWILL AND OTHER INTANGIBLE ASSETS - Estimated Amortization Expense for Intangibles (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 25, 2021
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity
2023	$ 18,948
2024	18,318
2025	17,533
2026	16,460
2027	15,230
Thereafter	57,403
Net Value	$ 143,892	$ 109,017